IMPAIRMENT	12 Months Ended
Dec. 31, 2020
Disclosure of impairment loss and reversal of impairment loss [abstract]
IMPAIRMENT
NOTE 13: IMPAIRMENT

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2020
Impact of transfers between stages	(169)	940	698	—	1,469
Other changes in credit quality	946	22	1,192	167	2,327
Additions (repayments)	98	177	(48)	(30)	197
Methodology and model changes	(44)	170	26	—	152
Other items	—	—	10	—	10
	1,000	369	1,180	137	2,686
Total impairment	831	1,309	1,878	137	4,155

In respect of:
Loans and advances to banks	5	—	—	—	5
Loans and advances to customers	697	1,151	1,865	137	3,850
Debt securities	1	—	—	—	1
Financial assets at amortised cost	703	1,151	1,865	137	3,856
Other assets	—	—	5	—	5
Impairment charge on drawn balances	703	1,151	1,870	137	3,861
Loan commitments and financial guarantees	123	158	8	—	289
Financial assets at fair value through other comprehensive income	5	—	—	—	5
Total impairment	831	1,309	1,878	137	4,155

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2019
Impact of transfers between stages	(17)	89	532	—	604
Other changes in credit quality	4	1	899	(106)	798
Additions (repayments)	94	(39)	(84)	(87)	(116)
Methodology and model changes	33	(27)	8	—	14
Other items	(4)	—	—	—	(4)
	127	(65)	823	(193)	692
Total impairment	110	24	1,355	(193)	1,296

In respect of:
Loans and advances to banks	—	—	—	—	—
Loans and advances to customers	139	10	1,351	(193)	1,307
Financial assets at amortised cost	139	10	1,351	(193)	1,307
Other assets	—	—	5	—	5
Impairment charge on drawn balances	139	10	1,356	(193)	1,312
Loan commitments and financial guarantees	(28)	14	(1)	—	(15)
Financial assets at fair value through other comprehensive income	(1)	—	—	—	(1)
Total impairment	110	24	1,355	(193)	1,296

	Stage 1	Stage 2	Stage 3	POCI	Total
	£m	£m	£m	£m	£m
Year ended 31 December 2018
Impact of transfers between stages	(12)	51	446	—	485
Other changes in credit quality	(20)	(47)	541	69	543
Additions (repayments)	18	(82)	43	(69)	(90)
Methodology and model changes	(71)	(21)	72	—	(20)
Other items	(13)	—	32	—	19
	(86)	(150)	688	—	452
Total impairment	(98)	(99)	1,134	—	937

In respect of:
Loans and advances to banks	1	—	—	—	1
Loans and advances to customers	(66)	(51)	1,139	—	1,022
Financial assets at amortised cost	(65)	(51)	1,139	—	1,023
Other assets	—	—	1	—	1
Impairment charge on drawn balances	(65)	(51)	1,140	—	1,024
Loan commitments and financial guarantees	(19)	(48)	(6)	—	(73)
Financial assets at fair value through other comprehensive income	(14)	—	—	—	(14)
Total impairment	(98)	(99)	1,134	—	937
The impairment charge includes £41 million (2019: £134 million; 2018: £29 million) in respect of residual value impairment and voluntary terminations within the Group’s UK motor finance business.
The Group’s impairment charge comprises the following items:
Transfers between stages
The net impact on the impairment charge of transfers between stages.
Other changes in credit quality
Changes in loss allowance as a result of movements in risk parameters that reflect changes in customer quality, but which have not resulted in a transfer to a different stage. This also contains the impact on the impairment charge as a result of write-offs and recoveries, where the related loss allowances are reassessed to reflect ultimate realisable or recoverable value.
Additions (repayments)
Expected loss allowances are recognised on origination of new loans or further drawdowns of existing facilities. Repayments relate to the reduction of loss allowances as a result of repayments of outstanding balances.
Methodology and model changes
Increase or decrease in impairment charge as a result of adjustments to the models used for expected credit loss calculations; either as changes to the model inputs or to the underlying assumptions, as well as the impact of changing the models used.
Movements in the Group's impairment allowances are shown in note 18